Entity-Wide Disclosure (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 663,237	$ 668,362	$ 672,458
Americas (primarily the United States) [Member]
Segment Reporting Information [Line Items]
Revenues	409,741	413,326	411,536
Europe and Middle East [Member]
Segment Reporting Information [Line Items]
Revenues	147,162	148,279	137,924
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues	$ 106,334	$ 106,757	$ 122,998